CHANGE IN NON-CASH WORKING CAPITAL (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CHANGE IN NON-CASH WORKING CAPITAL
Accounts receivable	$ (449,420)	$ (597,407)
Other current assets	(553,104)	(2,785,817)
Other non-current assets	34,960	(210,371)
Accounts payable and accrued liabilities	342,444	3,364,771
Deferred revenue	238,569	40,669
Net changes in non-cash working capital	$ (386,551)	$ (188,155)